Restructuring (Tables)	12 Months Ended
Mar. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs [Table Text Block]
The following table summarizes our total pre-tax restructuring expenses for fiscal 2020 and 2019:

Fiscal 2019 Restructuring Plan	Year Ended March 31, 2020	Year Ended March 31, 2019
Severance and other compensation related costs	$1,554	$5,651
Accelerated depreciation and amortization	—	16,194
(Gain) on disposal of asset	(1,164)	—
Asset impairment	—	4,312
Lease termination costs and other	283	4,830
Product rationalization (1)	2,470	9,721
Total restructuring expenses	$3,143	$40,708
(1) Recorded in cost of revenues on the Consolidated Statements of Income.

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]

Fiscal 2019 Restructuring Plan	March 31, 2019	Provisions	Payments /Impairments (1)	March 31, 2020
Severance and termination benefits	$4,102	$1,554	$(4,659)	$997
Lease termination obligations and other	2,029	283	(2,292)	20
Total	$6,131	$1,837	$(6,951)	$1,017
(1) Certain amounts reported include the impact of foreign currency movements relative to the U.S. dollar.

Fiscal 2019 Restructuring Plan	March 31, 2018		Provisions		Payments /Impairments (1)		March 31, 2019
Severance and termination benefits	$—		$5,651		$(1,549)		$4,102
Lease termination obligations and other	—		4,830		(2,801)		2,029
Total	$—	—	$10,481	—	$(4,350)	—	$6,131
(1) Certain amounts reported include the impact of foreign currency movements relative to the U.S. dollar